Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified				12 Months Ended																12 Months Ended							12 Months Ended							12 Months Ended								12 Months Ended								12 Months Ended										12 Months Ended							12 Months Ended							12 Months Ended										12 Months Ended							12 Months Ended											12 Months Ended								12 Months Ended								12 Months Ended										12 Months Ended							12 Months Ended																				12 Months Ended									12 Months Ended							12 Months Ended															12 Months Ended						12 Months Ended						12 Months Ended																12 Months Ended							12 Months Ended							12 Months Ended											12 Months Ended																12 Months Ended							12 Months Ended							12 Months Ended								12 Months Ended								12 Months Ended										12 Months Ended							12 Months Ended							12 Months Ended										12 Months Ended							12 Months Ended											12 Months Ended								12 Months Ended								12 Months Ended										12 Months Ended							12 Months Ended																				12 Months Ended									12 Months Ended							12 Months Ended															12 Months Ended						12 Months Ended						12 Months Ended																12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Minimum	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Maximum	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Weighted average	Dec. 31, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Dec. 31, 2013 Trading assets	Dec. 31, 2012 Trading assets	Dec. 31, 2011 Trading assets	Dec. 31, 2013 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model Weighted average	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Dec. 31, 2013 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Dec. 31, 2013 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities RMBS Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Dec. 31, 2013 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities CMBS Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Dec. 31, 2013 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Equity securities Market comparable	Dec. 31, 2012 Trading assets Equity securities Market comparable	Dec. 31, 2013 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2013 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2013 Trading assets Equity securities Market comparable Weighted average	Dec. 31, 2013 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2011 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Dec. 31, 2013 Trading assets Other	Dec. 31, 2012 Trading assets Other	Dec. 31, 2011 Trading assets Other	Dec. 31, 2013 Trading assets Other Discounted cash flow	Dec. 31, 2012 Trading assets Other Discounted cash flow	Dec. 31, 2013 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Other Discounted cash flow Weighted average	Dec. 31, 2013 Trading assets Other Market comparable	Dec. 31, 2012 Trading assets Other Market comparable	Dec. 31, 2013 Trading assets Other Market comparable Minimum	Dec. 31, 2012 Trading assets Other Market comparable Minimum	Dec. 31, 2013 Trading assets Other Market comparable Maximum	Dec. 31, 2012 Trading assets Other Market comparable Maximum	Dec. 31, 2013 Trading assets Other Market comparable Weighted average	Dec. 31, 2013 Investment securities	Dec. 31, 2012 Investment securities	Dec. 31, 2011 Investment securities	Dec. 31, 2013 Other investments	Dec. 31, 2012 Other investments	Dec. 31, 2011 Other investments	Dec. 31, 2013 Other investments Private equity	Dec. 31, 2012 Other investments Private equity	Dec. 31, 2013 Other investments Hedge funds	Dec. 31, 2012 Other investments Hedge funds	Dec. 31, 2013 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments	Dec. 31, 2013 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Dec. 31, 2013 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2013 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2013 Other investments Life finance instruments Discounted cash flow Weighted average	Dec. 31, 2013 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow Weighted average	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable Weighted average	Dec. 31, 2013 Other investments Equity securities	Dec. 31, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans	Dec. 31, 2011 Loans	Dec. 31, 2013 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow Weighted average	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable Minimum	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable Maximum	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable Weighted average	Dec. 31, 2013 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Dec. 31, 2013 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2013 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2013 Loans - of which financial institutions Discounted cash flow Weighted average	Dec. 31, 2013 Other intangible assets.	Dec. 31, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Dec. 31, 2013 Other assets	Dec. 31, 2012 Other assets	Dec. 31, 2011 Other assets	Dec. 31, 2013 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price Weighted average	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable Weighted average	Dec. 31, 2013 Assets	Dec. 31, 2012 Assets	Dec. 31, 2011 Assets	Dec. 31, 2013 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2012 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2013 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Minimum	Dec. 31, 2013 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Maximum	Dec. 31, 2013 Bank Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Weighted average	Dec. 31, 2012 Bank Securities received as collateral	Dec. 31, 2011 Bank Securities received as collateral	Dec. 31, 2013 Bank Trading assets	Dec. 31, 2012 Bank Trading assets	Dec. 31, 2011 Bank Trading assets	Dec. 31, 2013 Bank Trading assets Debt securities	Dec. 31, 2012 Bank Trading assets Debt securities	Dec. 31, 2011 Bank Trading assets Debt securities	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Bank Trading assets Debt securities Corporate debt securities	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Option model Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2013 Bank Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities RMBS	Dec. 31, 2012 Bank Trading assets Debt securities RMBS	Dec. 31, 2011 Bank Trading assets Debt securities RMBS	Dec. 31, 2013 Bank Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Debt securities RMBS Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities CMBS	Dec. 31, 2012 Bank Trading assets Debt securities CMBS	Dec. 31, 2011 Bank Trading assets Debt securities CMBS	Dec. 31, 2013 Bank Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Debt securities CMBS Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Bank Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2013 Bank Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Dec. 31, 2013 Bank Trading assets Equity securities	Dec. 31, 2012 Bank Trading assets Equity securities	Dec. 31, 2011 Bank Trading assets Equity securities	Dec. 31, 2013 Bank Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow	Dec. 31, 2013 Bank Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Equity securities Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Equity securities Market comparable	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable	Dec. 31, 2013 Bank Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable Minimum	Dec. 31, 2013 Bank Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Equity securities Market comparable Maximum	Dec. 31, 2013 Bank Trading assets Equity securities Market comparable Weighted average	Dec. 31, 2013 Bank Trading assets Derivative instruments	Dec. 31, 2012 Bank Trading assets Derivative instruments	Dec. 31, 2011 Bank Trading assets Derivative instruments	Dec. 31, 2013 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2013 Bank Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2013 Bank Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2013 Bank Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Dec. 31, 2013 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Bank Trading assets Derivative instruments Credit derivatives	Dec. 31, 2013 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2011 Bank Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2013 Bank Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2013 Bank Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2012 Bank Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2013 Bank Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Dec. 31, 2013 Bank Trading assets Other	Dec. 31, 2012 Bank Trading assets Other	Dec. 31, 2011 Bank Trading assets Other	Dec. 31, 2013 Bank Trading assets Other Discounted cash flow	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow	Dec. 31, 2013 Bank Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow Minimum	Dec. 31, 2013 Bank Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Bank Trading assets Other Discounted cash flow Maximum	Dec. 31, 2013 Bank Trading assets Other Discounted cash flow Weighted average	Dec. 31, 2013 Bank Trading assets Other Market comparable	Dec. 31, 2012 Bank Trading assets Other Market comparable	Dec. 31, 2013 Bank Trading assets Other Market comparable Minimum	Dec. 31, 2012 Bank Trading assets Other Market comparable Minimum	Dec. 31, 2013 Bank Trading assets Other Market comparable Maximum	Dec. 31, 2012 Bank Trading assets Other Market comparable Maximum	Dec. 31, 2013 Bank Trading assets Other Market comparable Weighted average	Dec. 31, 2013 Bank Investment securities	Dec. 31, 2012 Bank Investment securities	Dec. 31, 2011 Bank Investment securities	Dec. 31, 2013 Bank Other investments	Dec. 31, 2012 Bank Other investments	Dec. 31, 2011 Bank Other investments	Dec. 31, 2013 Bank Other investments Private equity	Dec. 31, 2012 Bank Other investments Private equity	Dec. 31, 2013 Bank Other investments Hedge funds	Dec. 31, 2012 Bank Other investments Hedge funds	Dec. 31, 2013 Bank Other investments Other equity investments	Dec. 31, 2012 Bank Other investments Other equity investments	Dec. 31, 2013 Bank Other investments Life finance instruments	Dec. 31, 2012 Bank Other investments Life finance instruments	Dec. 31, 2011 Bank Other investments Life finance instruments	Dec. 31, 2013 Bank Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2013 Bank Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Bank Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2013 Bank Other investments Life finance instruments Discounted cash flow Weighted average	Dec. 31, 2013 Bank Other investments Other equity investments - of which private	Dec. 31, 2012 Bank Other investments Other equity investments - of which private	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Discounted cash flow Weighted average	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Bank Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2013 Bank Other investments Other equity investments - of which private Market comparable Weighted average	Dec. 31, 2013 Bank Other investments Equity securities	Dec. 31, 2012 Bank Other investments Equity securities	Dec. 31, 2011 Bank Other investments Equity securities	Dec. 31, 2013 Bank Loans	Dec. 31, 2012 Bank Loans	Dec. 31, 2011 Bank Loans	Dec. 31, 2013 Bank Loans - of which commercial and industrial	Dec. 31, 2012 Bank Loans - of which commercial and industrial	Dec. 31, 2011 Bank Loans - of which commercial and industrial	Dec. 31, 2013 Bank Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2013 Bank Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2013 Bank Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Bank Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2013 Bank Loans - of which commercial and industrial Discounted cash flow Weighted average	Dec. 31, 2013 Bank Loans - of which commercial and industrial Market comparable	Dec. 31, 2013 Bank Loans - of which commercial and industrial Market comparable Minimum	Dec. 31, 2013 Bank Loans - of which commercial and industrial Market comparable Maximum	Dec. 31, 2013 Bank Loans - of which commercial and industrial Market comparable Weighted average	Dec. 31, 2013 Bank Loans - of which financial institutions	Dec. 31, 2012 Bank Loans - of which financial institutions	Dec. 31, 2011 Bank Loans - of which financial institutions	Dec. 31, 2013 Bank Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2013 Bank Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Bank Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2013 Bank Loans - of which financial institutions Discounted cash flow Weighted average	Dec. 31, 2013 Bank Other intangible assets.	Dec. 31, 2012 Bank Other intangible assets.	Dec. 31, 2011 Bank Other intangible assets.	Dec. 31, 2013 Bank Other assets	Dec. 31, 2012 Bank Other assets	Dec. 31, 2011 Bank Other assets	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale	Dec. 31, 2011 Bank Other assets - of which loans held-for-sale	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Vendor price Weighted average	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Bank Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2013 Bank Other assets - of which loans held-for-sale Market comparable Weighted average	Dec. 31, 2013 Bank Assets	Dec. 31, 2012 Bank Assets	Dec. 31, 2011 Bank Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	204	0	1,204				0	193	13,710	15,509	22,278	5,069	5,888	10,028	2,128	3,192	5,076	129	754						807	1,231						592	797						436	724	1,786						417	1,023	1,517						1,567	447	727	278	123						118	193						423	78						595	485	467	35	26						270	237						5,217	6,650	9,587	1,574	1,859	2,547						1,138	1,294	2,171						1,240	1,920	2,732						2,829	2,486	2,196	589	564						2,139	1,891						2	170	102	6,969	8,184	9,045	3,345	3,958	392	165	1,632	2,243	1,600	1,818	1,969						1,630	2,245	384	759						813	903						5,369	6,366	7,076	7,998	6,619	6,842	5,309	4,778	4,559	4,526						326				1,322	1,530	2,179						42	43	70	6,159	5,164	7,469	5,615	4,463	6,901	1,042	328						1,954	2,031						2,420	2,009						35,084	35,689	47,203	204	0	1,204				0	193	13,710	15,451	22,191	5,069	5,830	9,941	2,128	3,192	5,076	129	754						807	1,231						592	797						436	724	1,786						417	1,023	1,517						1,567	447	727	278	123						118	193						423	78						595	485	467	35	26						270	237						5,217	6,650	9,588	1,574	1,859	2,547						1,138	1,294	2,172						1,240	1,920	2,732						2,829	2,486	2,195	589	564						2,139	1,891						2	170	102	6,963	8,082	8,867	3,339	3,855	392	165	1,632	2,244	1,600	1,818	1,968						1,631	2,245	384	759						813	903						5,363	6,264	6,899	7,998	6,619	6,842	5,309	4,778	4,559	4,526						326				1,322	1,530	2,179						42	43	70	6,159	5,164	7,469	5,615	4,463	6,901	1,042	328						1,954	2,031						2,420	2,009						35,078	35,529	46,938
Unobservable input
Funding spread (in bp)				90	350	178																																																																																																																																																																																																																																									90	350	178
Buyback probability (in %)																				50.00%	50.00%	100.00%	100.00%	62.00%																																																																																																																																																																																																																																							50.00%	50.00%	100.00%	100.00%	62.00%
Capitalization rate (in %)																																																		5.00%	5.00%	12.00%	12.00%	9.00%																														7.00%	7.00%	7.00%	7.00%	7.00%																																																																																																																																																																																																					5.00%	5.00%	12.00%	12.00%	9.00%																														7.00%	7.00%	7.00%	7.00%	7.00%
Correlation (in %)																				(83.00%)	(87.00%)	96.00%	97.00%	14.00%																																																																														15.00%	17.00%	100.00%	100.00%	82.00%				34.00%	30.00%	97.00%	97.00%	83.00%				(83.00%)	(87.00%)	96.00%	97.00%	14.00%																																																																																																																																					(83.00%)	(87.00%)	96.00%	97.00%	14.00%																																																																														15.00%	17.00%	100.00%	100.00%	82.00%				34.00%	30.00%	97.00%	97.00%	83.00%				(83.00%)	(87.00%)	96.00%	97.00%	14.00%
Credit spread (in bp)																											22	0	957	2,439	348																																																																							95	34	2,054	157	218				1	1	2,054	5,843	298																																																		897	1,070	3,175	2,049	1,207																		50	0	2,488	2,763	504								98	0	884	888	302												75	20	2,389	1,458	467																																												22	0	957	2,439	348																																																																							95	34	2,054	157	218				1	1	2,054	5,843	298																																																		897	1,070	3,175	2,049	1,207																		50	0	2,488	2,763	504								98	0	884	888	302												75	20	2,389	1,458	467
Contingent probability (in %)																																																																																																																																																																				59.00%	50.00%	59.00%	50.00%	59.00%																																																																																																																																																																																																																																							59.00%	50.00%	59.00%	50.00%	59.00%
EBITDA multiple																																																																																											3	3	12	12	7																																																																												1	2	10	13	8																																																																																																																																																							3	3	12	12	7																																																																												1	2	10	13	8
Internal rate of return (in %)																																																			9.00%		15.00%																																																																																																																																																																																																																																									9.00%		15.00%
Life expectancy (in years)																																																																																																																																3	4	19	20	9																							1	1	21	23	9																																																																																																																																																																																																												3	4	19	20	9																							1	1	21	23	9
Prepayment rate (in %)																																										0.00%	0.00%	27.00%	55.00%	7.00%				0.00%	0.00%	20.00%	10.00%	10.00%						0.00%	0.00%	30.00%	40.00%	7.00%																																						5.00%	2.00%	31.00%	45.00%	24.00%				0.00%	0.00%	17.00%	40.00%	5.00%																																																																																																																																																																			0.00%	0.00%	27.00%	55.00%	7.00%				0.00%	0.00%	20.00%	10.00%	10.00%						0.00%	0.00%	30.00%	40.00%	7.00%																																						5.00%	2.00%	31.00%	45.00%	24.00%				0.00%	0.00%	17.00%	40.00%	5.00%
Price (in %)																																		0.00%	0.00%	112.00%	146.00%	91.00%																													0.00%	0.00%	100.00%	102.00%	94.00%			85.00%	80.00%	101.00%	93.00%	98.00%																																																									0.00%	0.00%	146.00%	103.00%	34.00%																																																					0.00%	100.00%	69.00%																											0.00%	0.00%	160.00%	103.00%	99.00%			0.00%	0.00%	105.00%	115.00%	59.00%																																					0.00%	0.00%	112.00%	146.00%	91.00%																													0.00%	0.00%	100.00%	102.00%	94.00%			85.00%	80.00%	101.00%	93.00%	98.00%																																																									0.00%	0.00%	146.00%	103.00%	34.00%																																																					0.00%	100.00%	69.00%																											0.00%	0.00%	160.00%	103.00%	99.00%			0.00%	0.00%	105.00%	115.00%	59.00%
Recovery rate (in %)																																																																																																														0.00%	0.00%	77.00%	75.00%	25.00%																																																																																																				1.00%		1.00%		0.00%																																																																																																																															0.00%	0.00%	77.00%	75.00%	25.00%																																																																																																				1.00%		1.00%		0.00%
Volatility (in %)																																																																																																						2.00%	(5.00%)	31.00%	31.00%	6.00%												2.00%	2.00%	252.00%	157.00%	26.00%																																																																																																																																																																																																																							2.00%	(5.00%)	31.00%	31.00%	6.00%												2.00%	2.00%	252.00%	157.00%	26.00%
Volatility skew (in %)																																																																																																						(9.00%)		2.00%		(1.00%)																																																																																																																																																																																																																																							(9.00%)		2.00%		(1.00%)
Discount rate (in %)																																										2.00%	2.00%	33.00%	50.00%	9.00%				1.00%	2.00%	30.00%	35.00%	9.00%						2.00%	2.00%	24.00%	35.00%	6.00%																				15.00%		15.00%		15.00%																						4.00%	2.00%	29.00%	35.00%	14.00%																																																																																																																																																																			2.00%	2.00%	33.00%	50.00%	9.00%				1.00%	2.00%	30.00%	35.00%	9.00%						2.00%	2.00%	24.00%	35.00%	6.00%																				15.00%		15.00%		15.00%																						4.00%	2.00%	29.00%	35.00%	14.00%
Default rate (in %)																																										0.00%	0.00%	25.00%	25.00%	5.00%				0.00%	0.00%	18.00%	40.00%	1.00%						1.00%	0.00%	15.00%	25.00%	3.00%																																														1.00%	0.00%	16.00%	25.00%	6.00%																																																																																																																																																																			0.00%	0.00%	25.00%	25.00%	5.00%				0.00%	0.00%	18.00%	40.00%	1.00%						1.00%	0.00%	15.00%	25.00%	3.00%																																														1.00%	0.00%	16.00%	25.00%	6.00%
Loss severity (in %)																																										0.00%	0.00%	100.00%	100.00%	48.00%				0.00%	0.00%	40.00%	90.00%	3.00%						25.00%	0.00%	100.00%	100.00%	68.00%																																														10.00%	0.00%	100.00%	100.00%	59.00%																																																																																																																																																																			0.00%	0.00%	100.00%	100.00%	48.00%				0.00%	0.00%	40.00%	90.00%	3.00%						25.00%	0.00%	100.00%	100.00%	68.00%																																														10.00%	0.00%	100.00%	100.00%	59.00%